Employee Benefits - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Profit sharing contribution	3.00%	2.75%	2.75%
Company match of participant contributions	50.00%
Maximum annual compensation contribution	2.00%
Expense under plan	$ 338	$ 304	$ 269
Stock options granted	0	0	0
Stock options vested	0	0	0
Stock option plan expire year	2013
Options outstanding	0	5,952	11,904	30,760
Total intrinsic value of stock options and outstanding		$ 39
Total intrinsic value of exercisable stock options		$ 39